UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.

(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616

Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund
Investor Shares (PLBBX)
Institutional Shares (PLIBX)
Class A Shares (PLABX)

Plumb Equity Fund
Investor Shares (PLBEX)
Institutional Shares (PLIEX)
Class A Shares (PLAEX)

SEMI-ANNUAL REPORT
September 30, 2023

www.plumbfunds.com

Plumb Funds

Thomas G. Plumb, CFA	Nathan M. Plumb
Co-Portfolio Manager	Co-Portfolio Manager
President, CEO, Chairman

We are pleased to present the semi-annual report of the Plumb funds for the six months ending September 30, 2023. The Federal Reserve Bank continued battle against inflation, using their tools of raising short-term interest rates and quantitative tightening (reducing their balance sheet holdings and adding to supply of mortgages and government bonds) has taken its toll on both the stock and bond markets.

The Plumb Equity Fund invests primarily in domestic stocks but does typically have over ten percent of its holding in internationally domiciled equities, so we report our results compared to a benchmark of 90% S&P 500 and 10% the MSCI EAFE international stock index. For the current challenging period those indices advanced 5.18% and declined 3.64%, respectively. We are happy to present the double digit returns of the Plumb Equity Fund in that environment.

Long-term holdings in NVIDIA, ELF, Adobe, and Alphabet (the parent of Google) were the biggest contributors to our relative return. Recent additions of Schlumberger and Phillips Petroleum in the energy sector also were significant contributors, while a small position in OLO Inc was the biggest detractor.

Many of those same equity holdings (except ELF, which is not a holding in the Balanced Fund) contributed to the strong relative performance in the Plumb Balanced Fund. Additionally, the recovery in the fund’s fixed income holdings provided a positive return in a period when the bond indices lost money. Recall that we hold significant holdings in variable rate and fixed-to-variable rate bonds that keep our effective duration very short. This strategy was designed to reduce interest rate risk (whereby longer-term bonds’ prices fall when interest rates rise) while providing attractive current yields. While this strategy was significantly challenged during the regional bank crisis in March of this year, we are heartened by the significant recovery in these bond prices over this year’s six-month reporting period.

We believe that our philosophy of seeking to find companies with sustainable market growth, recurring revenue streams, positive cash flow, and competitive edges will be rewarding investments. In the Balanced Fund, we seek to modify the inevitable volatility of those investments with a portfolio of over 30% bonds invested in the hope of reducing volatility.

FOR MORE INFORMATION OR TO INVEST visit plumbfunds.com 866.787.7888

Plumb Funds

Thank you for the confidence that you have placed in us. Best wishes for the remaining year.

Thomas G. Plumb, CFA	Nathan M. Plumb
Co-Portfolio Manager	Co-Portfolio Manager
President, CEO, Chairman

S&P 500 is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.

It is not possible to invest directly in an index.

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained on www.plumbfunds.com or by calling 1- 866-987-7888. Read it carefully before investing.

Past performance does not guarantee future results.

Opinions expressed are those of the author as of October 5, 2022, and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Earnings growth is the annual rate of growth of earnings from investments.

Mutual fund investing involves risk. Principal loss is possible.

The fund may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Because the funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings are subject to change at any time and should not be considered a recommendation to buy or sell any security. For a list of current fund holdings, please refer to the individual fund’s holding page. Plumb Balanced Holdings: plumbfunds.com/funds/plumb-balanced-fund/. Plumb Equity Holdings: plumbfunds.com/fund/plumb-equity-fund/

Diversification does not assure a profit nor protect against loss in a declining market. Dividends are not guaranteed and may fluctuate.

Plumb Funds are distributed by Quasar Distributors, LLC, distributor.

FOR MORE INFORMATION OR TO INVEST visit plumbfunds.com 866.787.7888

Plumb Funds

Expense Example
September 30, 2023 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees (for Class A Shares); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 – September 30, 2023).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Plumb Funds

Expense Example
September 30, 2023 (Unaudited) (Continued)

Plumb Balanced Fund

	Beginning Account Value	Ending Account Value September 30, 2023	Expenses Paid During the Period
Actual - Investor Shares(1)	$1,000.00	$1,071.90	$6.68
Actual - Institutional Shares(2)	$1,000.00	$1,072.90	$5.49
Actual - Class A Shares(1)	$1,000.00	$1,071.70	$6.68
Hypothetical - Investor Shares(3)	$1,000.00	$1,018.55	$6.51
Hypothetical - Institutional Shares(4)	$1,000.00	$1,019.70	$5.35
Hypothetical - Class A Shares(3)	$1,000.00	$1,018.55	$6.51

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(3)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

(4)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Funds

Expense Example
September 30, 2023 (Unaudited) (Continued)

Plumb Equity Fund

	Beginning Account Value	Ending Account Value September 30, 2023	Expenses Paid During the Period
Actual - Investor Shares(1)	$1,000.00	$1,100.70	$6.83
Actual - Institutional Shares(2)	$1,000.00	$1,102.30	$5.73
Actual - Class A Shares(1)	$1,000.00	$1,101.30	$6.88
Hypothetical - Investor Shares(3)	$1,000.00	$1,018.50	$6.56
Hypothetical - Institutional Shares(4)	$1,000.00	$1,019.55	$5.50
Hypothetical - Class A Shares(3)	$1,000.00	$1,018.45	$6.61

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
(3)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

(4)

Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Funds

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2023
(as a Percentage of Total Investments) (Unaudited)

Plumb Funds

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2023
(as a Percentage of Total Investments) (Unaudited)

Plumb Funds

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2023
(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 65.89%
Automobile Components — 0.82%
Mobileye Global, Inc. (a)	12,500	$519,375

Beverages — 2.61%
Constellation Brands, Inc. - Class A	6,600	1,658,778

Broadline Retail — 4.24%
MercadoLibre, Inc. (a)	1,125	1,426,365
Amazon.com, Inc. (a)	10,000	1,271,200
		2,697,565
Commercial Services & Supplies — 4.75%
Copart, Inc. (a)	38,000	1,637,420
VSE Corp.	27,500	1,387,100
		3,024,520
Consumer Finance — 3.80%
American Express Co.	7,500	1,118,925
Discover Financial Services	15,000	1,299,450
		2,418,375
Energy Equipment & Services — 4.18%
Baker Hughes Co.	25,000	883,000
Schlumberger NV - ADR (b)	30,500	1,778,150
		2,661,150
Financial Services — 10.32%
Mastercard, Inc.	5,000	1,979,550
Toast, Inc. (a)	43,432	813,481
Visa, Inc.	8,650	1,989,587
WEX, Inc. (a)	9,500	1,786,855
		6,569,473
Health Care Equipment & Supplies — 2.08%
Intuitive Surgical, Inc. (a)	3,500	1,023,015
Shockwave Medical, Inc. (a)	1,500	298,650
		1,321,665
Interactive Media and Services — 3.29%
Alphabet, Inc. (a)	16,000	2,093,760

Oil, Gas & Consumable Fuels — 4.67%
Exxon Mobil Corp.	13,000	1,528,540

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – September 30, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Phillips 66	12,000	$1,441,800
		2,970,340
Pharmaceuticals — 4.13%
Eli Lilly & Co.	1,500	805,695
Novo Nordisk A S - ADR (b)	20,000	1,818,800
		2,624,495
Semiconductors & Semiconductor Equipment — 8.02%
Advanced Micro Devices, Inc. (a)	10,000	1,028,200
Microchip Technology, Inc.	21,000	1,639,050
NVIDIA Corp.	5,600	2,435,944
		5,103,194
Software — 10.29%
Adobe, Inc. (a)	3,600	1,835,640
Autodesk, Inc. (a)	5,500	1,138,005
Microsoft Corp.	6,000	1,894,500
Mitek Systems, Inc. (a)	100,000	1,072,000
Olo, Inc. (a)	100,000	606,000
		6,546,145
Technology Hardware, Storage, & Peripherals — 2.69%
Apple, Inc.	10,000	1,712,100
TOTAL COMMON STOCKS (Cost $25,855,824)		41,920,935
	Principal Amount
CORPORATE BONDS — 30.10%
Aerospace & Defense — 1.32%
Boeing Co.
2.95%, 02/01/2030 (c)	$1,000,000	842,740

Banks — 16.84%
Amalgamated Financial Corp.
3.25%, (3 Month LIBOR USD + 2.30%) 11/15/2031 (c)	1,000,000	812,799
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,700,000	1,446,738
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	1,000,000	772,483

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – September 30, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS (Continued)
Banks (Continued)
Citigroup, Inc.
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	$1,000,000	$905,575
6.00%, (3 Month LIBOR USD + 1.35%) 04/25/2024 (c)	250,000	248,779
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	500,000	450,112
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%) Perpetual Maturity (c)	2,325,000	2,326,035
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%) 09/15/2029 (c)	1,575,000	1,480,944
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%) 05/15/2030 (c)	500,000	465,553
Wells Fargo & Co.
4.05%, 08/15/2026	500,000	479,934
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,330,860
		10,719,812
Building Products — 0.76%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	485,577

Capital Markets — 3.86%
Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) Perpetual Maturity (c)	1,500,000	1,448,665
Goldman Sachs Group, Inc.
7.23%, (3 Month LIBOR USD + 1.96%) 04/05/2026 (c)	1,000,000	1,008,180
		2,456,845
Chemicals — 1.11%
Sherwin Williams Co.
3.13%, 06/01/2024	720,000	706,627
		706,627

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – September 30, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS (Continued)
Health Care Equipment & Services — 0.90%
HCA, Inc.
3.50%, 09/01/2030	$500,000	$424,032
CVS Health Corp.
6.94%, 01/10/2030	149,691	149,933
		573,965
Hotels, Restaurants & Leisure — 2.00%
Expedia Group, Inc.
5.00%, 02/15/2026	1,300,000	1,273,735

Insurance — 0.77%
Old Republic International Corp.
4.88%, 10/01/2024	500,000	492,608

IT Services — 0.53%
VeriSign, Inc.
4.75%, 07/15/2027	350,000	336,104

Oil & Gas — 0.38%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	241,582

Oil, Gas & Consumable Fuels — 1.63%
El Paso Natural Gas Co LLC — 1.63%
7.50%, 11/15/2026 (c)	1,000,000	1,039,769

TOTAL CORPORATE BONDS (Cost $20,976,856)		19,169,364

U.S. GOVERNMENT AGENCY ISSUE — 0.78%
Federal Home Loan Banks
5.49%, 07/15/2024	500,000	499,266
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $501,166)		499,266

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Schedule of Investments – September 30, 2023 (Unaudited) (Continued)

	Principal Amount	Value
SHORT TERM INVESTMENTS — 2.05%
U.S. GOVERNMENT AGENCY ISSUE — 1.16%
Federal Farm Credit Banks Funding Corp.
2.44%, 04/18/2024	$750,000	$735,864
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $739,928)		735,864

U.S. GOVERNMENT NOTE — 0.76%
United States Treasury Note
0.38%, 04/15/2024	500,000	486,731
TOTAL U.S. GOVERNMENT NOTE (Cost $487,088)		486,731
	Shares
MONEY MARKET FUND — 0.13%
First American Government Obligations Fund - Class X — 5.26% (d)	84,727	84,727
TOTAL MONEY MARKET FUND (Cost $84,727)		84,727
TOTAL SHORT TERM INVESTMENTS (Cost $1,311,743)		1,307,322

Total Investments (Cost $48,645,589) — 98.82%		62,896,887
Other Assets in Excess of Liabilities — 1.18%		747,976
TOTAL NET ASSETS — 100.00%		$63,644,863

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

H15T5Y – 5 Year Treasury Constant Maturity Rate

LIBOR – London Inter-bank Offered Rate

SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Curacao 2.79%, Demark 2.86%
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of September 30, 2023.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Schedule of Investments – September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.67%
Automobile Components — 1.78%
Mobileye Global, Inc. (a)	9,000	$373,950

Beverages — 3.71%
Constellation Brands, Inc. - Class A	3,100	779,123

Broadline Retail — 4.23%
Amazon.com, Inc. (a)	1,000	127,120
MercadoLibre, Inc. (a)	600	760,728
		887,848
Commercial Services & Supplies — 6.16%
Copart, Inc. (a)	19,500	840,255
VSE Corp.	9,000	453,960
		1,294,215
Consumer Finance — 4.55%
American Express Co.	3,500	522,165
Discover Financial Services	5,000	433,150
		955,315
Energy Equipment & Services — 6.13%
Baker Hughes Co.	10,000	353,200
Schlumberger NV - ADR (b)	16,000	932,800
		1,286,000
Financial Services — 16.95%
Fiserv, Inc. (a)	3,000	338,880
Mastercard, Inc.	2,300	910,593
Toast, Inc. (a)	31,518	590,332
Visa, Inc.	4,000	920,040
WEX, Inc. (a)	4,250	799,383
		3,559,228
Health Care Equipment & Supplies — 4.71%
Intuitive Surgical, Inc. (a)	2,700	789,183
Shockwave Medical, Inc. (a)	1,000	199,100
		988,283
Interactive Media & Services — 5.45%
Alphabet, Inc. (a)	8,750	1,145,025

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Schedule of Investments – September 30, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.63%
Phillips 66	4,600	$552,690

Personal Care Products — 4.19%
elf Beauty, Inc. (a)	8,000	878,640

Pharmaceuticals — 6.16%
Eli Lilly & Co.	800	429,704
Novo Nordisk A S - ADR (b)	9,500	863,930
		1,293,634
Semiconductors & Semiconductor Equipment — 11.73%
Advanced Micro Devices, Inc. (a)	6,500	668,330
Microchip Technology, Inc.	8,500	663,425
NVIDIA Corp.	2,600	1,130,974
		2,462,729
Software — 16.42%
Adobe, Inc. (a)	2,000	1,019,800
Autodesk, Inc. (a)	4,300	889,713
Microsoft Corp.	2,750	868,312
Mitek Systems, Inc. (a)	40,000	428,800
Olo, Inc. (a)	40,000	242,400
		3,449,025
Technology Hardware, Storage, & Peripherals — 3.87%
Apple, Inc.	4,750	813,248
TOTAL COMMON STOCKS (Cost $12,274,923)		20,718,953

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Schedule of Investments – September 30, 2023 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENT — 1.40%
Money Market Fund — 1.40%
First American Government Obligations Fund - Class X — 5.26% (c)	294,152	$294,152
TOTAL SHORT TERM INVESTMENT (Cost $294,152)		294,152

Total Investments (Cost $12,569,075) — 100.07%		21,013,105
Liabilities in Excess of Other Assets — (0.07)%		(14,333)
TOTAL NET ASSETS — 100.00%		$20,998,772

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Curacao 4.44%, Denmark 4.11%
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Statements of Assets and Liabilities
September 30, 2023 (Unaudited)

	Plumb Balanced Fund	Plumb Equity Fund
Assets
Investments, at value*	$62,896,887	$21,013,105
Dividends and interest receivable	282,971	5,291
Receivable from Adviser	4,777	17,335
Receivable for fund shares sold	15,811	—
Prepaid assets	51,980	—
Receivable for investment securities sold	515,664	—
Total Assets	63,768,090	21,035,731

Liabilities
Payable for fund shares redeemed	851	6,959
Dividends payable	—	—
Payable to Adviser (Note 4)	35,199	11,673
Accrued 12b-1 fees (Note 3)	22,698	11,923
Accrued Directors’ fees	7,586	2,451
Accrued expenses and other liabilities	56,893	3,953
Total Liabilities	123,227	36,959
Total Net Assets	$63,644,863	$20,998,772

Net Assets Consist Of:
Paid in capital	46,963,838	19,927,399
Total distributable earnings	16,681,025	8,071,373
Total Net Assets	$63,644,863	$20,998,772

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Statements of Assets and Liabilities
September 30, 2023 (Unaudited) (Continued)

	Plumb Balanced Fund	Plumb Equity Fund
Investor Shares
Net Assets	$43,384,386	$14,086,546
Capital shares outstanding, $0.001 par value (200 million shares issued each)	1,359,630	622,687
Net asset value, offering and redemption price per share	$31.91	$22.62

Institutional Shares
Net Assets	$20,196,951	$6,850,005
Capital shares outstanding, $0.001 par value (200 million shares issued each)	632,435	301,182
Net asset value, offering and redemption price per share	$31.94	$22.74

Class A Shares
Net Assets	$63,526	$62,221
Capital shares outstanding, $0.001 par value (200 million shares issued each)	1,994	2,751
Net asset value, minimum offering and redemption price per share (a)	$31.86	$22.62
Maximum offering price per share ($31.86/0.9425) ($22.62/0.9425) (b)	$33.80	$24.00

* Cost of Investments	$48,645,589	$12,569,075

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Statements of Operations
For the Six Months Ended September 30, 2023 (Unaudited)

	Plumb Balanced Fund	Plumb Equity Fund
Investment Income:
Dividend income*	$196,221	$64,847
Interest income	495,877	4,407
Total Investment Income	692,098	69,254

Expenses:
Investment Advisor’s fee (Note 4)	202,637	68,881
12b-1 fees - Investor shares (Note 3)	52,474	17,866
12b-1 fees - Class A shares (Note 3)	65	70
Fund administration and accounting fees	62,951	58,560
Transfer agent fees and expenses	63,929	43,115
Registration fees	25,712	25,073
Director fees and expenses	14,913	5,125
Legal fees	15,297	14,269
Audit and tax fees	8,695	9,707
Insurance expense	6,314	2,382
Custody fees	5,220	5,406
Printing and mailing expense	6,948	1,555
Total expenses before Adviser waiver	465,155	252,009
Less: Fees waived by Adviser (Note 4)	(86,933)	(121,302)
Net expenses	378,222	130,707
Net Investment Income (Loss)	313,876	(61,453)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,477,982	1,484,779
Net change in unrealized appreciation (depreciation) on investments	342,922	540,054
Net Realized and Unrealized Gain (Loss) on Investments	3,820,904	2,024,833

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,134,780	$1,963,380

*	Net of foreign withholding taxes of $1,315 and $624, respectively.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023	For the Year Ended March 31, 2023
	(Unaudited)
Operations:
Net investment income (loss)	$313,876	$681,912
Net realized gain (loss) on investments	3,477,982	(1,898,367)
Net change in unrealized appreciation (depreciation) on investments	342,922	(8,373,628)
Net increase (decrease) in net assets resulting from operations	4,134,780	(9,590,083)

Distributions To Shareholders:
Net distributions - Investor shares	—	(2,853,992)
Net distributions - Institutional shares	—	(1,526,502)
Net distributions - Class A shares	—	(3,981)
Total distributions to shareholders	—	(4,384,475)

Capital Share Transactions:
Proceeds from shares sold - Investor shares	5,990,944	3,637,929
Proceeds from shares sold - Institutional shares	1,185,876	702,618
Proceeds from shares sold - Class A shares	14,483	994
Shares issued in reinvestment of dividends - Investor shares	—	2,840,122
Shares issued in reinvestment of dividends - Institutional shares	—	1,522,228
Shares issued in reinvestment of dividends - Class A shares	—	3,981
Cost of shares redeemed - Investor shares	(5,046,845)	(20,502,820)
Cost of shares redeemed - Institutional shares	(1,660,593)	(12,632,068)
Cost of shares redeemed - Class A shares	(2,004)	(14,765)
Net increase (decrease) in net assets from capital share transactions	481,861	(24,441,781)

Total increase (decrease) in net assets	4,616,641	(38,416,339)

Net Assets:
Beginning of year	59,028,222	97,444,561
End of year	$63,644,863	$59,028,222

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund
Statements of Changes in Net Assets (Continued)

	For the Six Months Ended September 30, 2023	For the Year Ended March 31, 2023
	(Unaudited)
Change in Shares Outstanding:
Investor Shares
Shares sold	185,781	116,273
Shares issued in reinvestment of dividends	—	102,199
Shares redeemed	(161,696)	(672,451)
Net increase (decrease)	24,085	(453,979)

Institutional Shares
Shares sold	39,374	23,780
Shares issued in reinvestment of dividends	—	54,816
Shares redeemed	(52,915)	(419,414)
Net increase (decrease)	(13,541)	(340,818)

Class A Shares
Shares sold	445	31
Shares issued in reinvestment of dividends	—	144
Shares redeemed	(62)	(496)
Net increase (decrease)	383	(321)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023	For the Year Ended March 31, 2023
	(Unaudited)
Operations:
Net investment income (loss)	$(61,453)	$(75,406)
Net realized gain (loss) on investments	1,484,779	(1,795,983)
Net change in unrealized appreciation (depreciation) on investments	540,054	(1,249,694)
Net increase (decrease) in net assets resulting from operations	1,963,380	(3,121,083)

Distributions To Shareholders:
Net distributions - Investor shares	—	(1,307,990)
Net distributions - Institutional shares	—	(648,471)
Net distributions - Class A shares	—	(3,914)
Total distributions to shareholders	—	(1,960,375)

Capital Share Transactions:
Proceeds from shares sold - Investor shares	147,683	164,639
Proceeds from shares sold - Institutional shares	99,734	25,300
Proceeds from shares sold - Class A shares	21,253	5,700
Shares issued in reinvestment of dividends - Investor shares	—	1,224,576
Shares issued in reinvestment of dividends - Institutional shares	—	648,471
Shares issued in reinvestment of dividends - Class A shares	—	3,914
Cost of shares redeemed - Investor shares	(1,118,311)	(1,575,720)
Cost of shares redeemed - Institutional shares	(386,559)	(1,418,102)
Cost of shares redeemed - Class A shares	(10,196)	(2,400)
Net increase (decrease) in net assets from capital share transactions	(1,246,396)	(923,622)

Total increase (decrease) in net assets	716,984	(6,005,080)

Net Assets:
Beginning of year	20,281,788	26,286,868
End of year	$20,998,772	$20,281,788

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund
Statements of Changes in Net Assets (Continued)

	For the Six Months Ended September 30, 2023	For the Year Ended March 31, 2023
	(Unaudited)
Change in Shares Outstanding:
Investor Shares
Shares sold	6,459	7,847
Shares issued in reinvestment of dividends	—	67,656
Shares redeemed	(52,360)	(76,631)
Net increase (decrease)	(45,901)	(1,128)

Institutional Shares
Shares sold	4,719	1,260
Shares issued in reinvestment of dividends	—	35,709
Shares redeemed	(18,519)	(70,174)
Net increase (decrease)	(13,800)	(33,205)

Class A Shares
Shares sold	928	271
Shares issued in reinvestment of dividends	—	216
Shares redeemed	(436)	(111)
Net increase (decrease)	492	376

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Investor Shares
Financial Highlights

	For the Six Months Ended September 30, 2023
	(Unaudited)
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$29.77
Operations:
Net investment income(1)	0.15
Net realized and unrealized gain (loss)	1.99
Total from investment operations	2.14

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.14

Net asset value, end of period	$31.91
Total return(2)	7.19	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$43,384
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.57	%(4)
After expense reimbursement and waivers/recoupment (5)	1.29	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment (5)	0.94	%(4)
Portfolio turnover rate	14	%(3)

(1)

Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2023.
(4)	Annualized for the six months ended September 30, 2023.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.44%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2023	2022	2021	2020	2019

$35.05	$39.04	$28.33	$30.98	$28.77

0.28	0.03	0.05	0.17	0.16
(3.41)	(0.89)	10.82	(2.01)	2.51
(3.13)	(0.86)	10.87	(1.84)	2.67

(0.06)	(0.06)	(0.16)	(0.15)	—
(2.09)	(3.07)	—	(0.66)	(0.46)
(2.15)	(3.13)	(0.16)	(0.81)	(0.46)

(5.28)	(3.99)	10.71	(2.65)	2.21

$29.77	$35.05	$39.04	$28.33	$30.98
(8.50)%	(2.73)%	38.35%	(6.27)%	9.47%

$39,756	$62,718	$94,514	$96,148	$97,139

1.53%	1.25%	1.22%	1.19%	1.18%
1.19%	1.19%	1.19%	1.19%	1.19%

0.93%	0.08%	0.13%	0.58%	0.66%
14%	38%	63%	52%	58%

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Institutional Shares
Financial Highlights

	For the Six Months Ended September 30, 2023
	(Unaudited)
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$29.76
Operations:
Net investment income (1)	0.18
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.18

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.18

Net asset value, end of period	$31.94
Total return(2)	7.29	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$20,197
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.32	%(4)
After expense reimbursement and waivers	1.06	%(4)(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	1.15	%(4)(5)
Portfolio turnover rate	14	%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.19%. Prior to August 1, 2023, the Fund’s expense cap was 0.99%.

*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Institutional Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$35.12	$39.04	$35.38

0.34	0.12	0.04
(3.42)	(0.91)	3.85
(3.08)	(0.79)	3.89

(0.19)	(0.06)	(0.23)
(2.09)	(3.07)	—
(2.28)	(3.13)	(0.23)

(5.36)	(3.92)	3.66

$29.76	$35.12	$39.04
(8.34)%	(2.52)%	10.97	%(3)

$19,224	$34,659	$47,024

1.28%	1.00%	1.02	%(4)
0.99%	0.99%	0.99	%(4)

1.12%	0.30%	0.16	%(4)
14%	38%	63	%(3)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Class A Shares
Financial Highlights

	For the Six Months Ended September 30, 2023
	(Unaudited)
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$29.71
Operations:
Net investment income (1)	0.15
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.15

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.15

Net asset value, end of period	$31.86
Total return(4)(5)	7.17	%(6)

Ratios / supplemental data
Net assets, end of period (000)	$64
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.57	%(7)
After expense reimbursement and waivers	1.29	%(7)(8)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.93	%(7)(8)
Portfolio turnover rate	14	%(6)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.
(8)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.44%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.

*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Class A Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$35.05	$39.04	$41.04

0.29	0.05	(0.00	)(2)
(3.42)	(0.91)	(2.00	)(3)
(3.13)	(0.86)	(2.00)

(0.12)	(0.06)	—
(2.09)	(3.07)	—
(2.21)	(3.13)	—

(5.34)	(3.99)	(2.00)

$29.71	$35.05	$39.04
(8.51)%	(2.70)%	(4.87	)%(6)

$48	$68	$48

1.54%	1.26%	1.33	%(7)
1.19%	1.19%	1.19	%(7)

0.97%	0.12%	(0.03	)%(7)
14%	38%	63	%(6)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Investor Shares
Financial Highlights

	For the Six Months Ended September 30, 2023
	(Unaudited)
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$20.55
Operations:
Net investment loss (1)	(0.07)
Net realized and unrealized gain (loss)	2.14
Total from investment operations	2.07

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.07

Net asset value, end of period	$22.62
Total return(2)	7.19	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$14,087
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.46	%(4)
After expense reimbursement and waivers (5)	1.30	%(4)(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers (5)	(0.65	)%(4)(5)
Portfolio turnover rate	10	%(3)

(1)

Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the period ended March 31, 2021, net investment income per share was calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2022.
(4)	Annualized for the six months ended September 30, 2022.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.50%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2023	2022	2021	2020	2019

$25.76	$34.87	$23.90	$28.35	$28.78

(0.09)	(0.33)	(0.24)	(0.21)	(0.17)
(3.05)	(1.24)	14.57	(2.97)	3.23
(3.14)	(1.57)	14.33	(3.18)	3.06

—	—	(0.15)	—	—
(2.07)	(7.54)	(3.21)	(1.27)	(3.49)
(2.07)	(7.54)	(3.36)	(1.27)	(3.49)

(5.21)	(9.11)	10.97	(4.45)	(0.43)

$20.55	$25.76	$34.87	$23.90	$28.35
(11.15)%	(6.69)%	59.42%	(12.07)%	12.67%

$13,736	$17,252	$23,404	$31,056	$37,587

2.26%	1.74%	1.53%	1.43%	1.44%
1.19%	1.19%	1.19%	1.19%	1.19%

(0.43)%	(0.95)%	(0.75)%	(0.70)%	(0.63)%
13%	40%	66%	46%	64%

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Institutional Shares
Financial Highlights

	For the Six Months Ended September 30, 2023
	(Unaudited)
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$20.63
Operations:
Net investment income (1)	(0.05)
Net realized and unrealized gain (loss)	2.16
Total from investment operations	2.11

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.11

Net asset value, end of period	$22.74
Total return (2)	7.29	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$6,850
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.21	%(4)
After expense reimbursement and waivers	1.09	%(4)(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.43	)%(4)(5)
Portfolio turnover rate	10	%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
(5)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.25%. Prior to August 1, 2023, the Fund’s expense cap was 0.99%.

*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Institutional Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$25.81	$34.86	$32.57

(0.05)	(0.26)	(0.16)
(3.06)	(1.25)	5.88
(3.11)	(1.51)	5.72

—	—	(0.22)
(2.07)	(7.54)	(3.21)
(2.07)	(7.54)	(3.43)

(5.18)	(9.05)	2.29

$20.63	$25.81	$34.86
(11.00)%	(6.51)%	17.17	%(3)

$6,499	$8,986	$14,813

2.25%	1.57%	1.39	%(4)
0.99%	0.99%	0.99	%(4)

(0.24)%	(0.75)%	(0.70	)%(4)
13%	40%	66	%(3)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Equity Fund – Class A Shares
Financial Highlights

	For the Six Months Ended September 30, 2023
	(Unaudited)
Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$20.54
Operations:
Net investment income(1)	(0.07)
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.08

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.08

Net asset value, end of period	$22.62
Total return(3)(4)	10.13	%(5)

Ratios / supplemental data
Net assets, end of period (000)	$62
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	2.47	%(6)
After expense reimbursement and waivers	1.31	%(6)(7)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.64	)%(6)(7)
Portfolio turnover rate	10	%(5)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.
(7)	Effective August 1, 2023, the Advisor contractually agreed to cap the Funds’ expenses at 1.50%. Prior to August 1, 2023, the Fund’s expense cap was 1.19%.

*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Plumb Balanced Fund – Class A Shares
Financial Highlights (Continued)

For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

$25.76	$34.87	$37.67

(0.08)	(0.33)	(0.05)
(3.07)	(1.24)	(2.75	)(2)
(3.15)	(1.57)	(2.80)

—	—	—
(2.07)	(7.54)	—
(2.07)	(7.54)	—

(5.22)	(9.11)	(2.80)

$20.54	$25.76	$34.87
(11.18)%	(6.68)%	(7.43	)%(5)

$46	$49	$46

2.52%	1.84%	1.77	%(6)
1.19%	1.19%	1.19	%(6)

(0.41)%	(0.95)%	(0.98	)%(6)
43%	40%	66	%(5)

The accompanying notes are an integral part of these financial statements.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited)

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.    SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of September 30, 2023, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Common Stocks*	$41,920,935	$—	$—	$41,920,935
Corporate Bonds*	—	19,169,364	—	19,169,364
U.S. Government Agency Issue	—	1,235,130	—	1,235,130
U.S. Government Note	—	486,731	—	486,731
Money Market Fund	84,727	—	—	84,727
Total	$42,005,662	$20,891,225	$—	$62,896,887

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Common Stocks*	$20,718,953	$—	$—	$20,718,953
Money Market Fund	294,152	—	—	294,152
Total	$21,013,105	$—	$—	$21,013,105

*	For detailed industry descriptions, refer to the Schedule of Investments.

Rule 2a -5:

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds were required to comply with the rules by September 8, 2022. Management has determined that there would be no material impact of the new rules on the Funds’ financial statements.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Income and Expenses:

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2023, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2023, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $52,474 and $65, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $17,866 and $70, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective August 1, 2023, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.44% of the Fund’s average daily net assets for the Plumb Balanced Investor Shares and the Class A Shares, and 1.19% of the Balanced Fund’s average daily net assets for the Institutional Shares. The Plumb Equity Fund has limited Total Annual Fund Operating Expenses to 1.50% of the Fund’s average daily net assets for Investor Shares and Class A Shares, and to 1.25% for Institutional Shares. This contractual limitation is in effect until July 31, 2024 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to August 1, 2023, the Plumb Balanced Fund and the Plumb Equity Fund’s expense caps were 1.19% and 0.99% for the Investor Shares and Institutional Shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2023, the Advisor waived $60,359, $26,498, and $76 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the period ended September 30, 2023, the Advisor waived $82,547, $38,431 and $324 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

As of September 30, 2023, the Advisor has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of September 30, 2023 and expiring on:

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2024	$31,165	March 31, 2024	$66,328
March 31, 2025	58,649	March 31, 2025	127,658
March 31, 2026	155,455	March 31, 2026	145,251
March 31, 2027	60,359	March 31, 2027	82,547

Plumb Balanced Fund Institutional Shares		Plumb Equity Fund Institutional Shares
March 31, 2024	$2,051	March 31, 2024	$30,933
March 31, 2025	12,148	March 31, 2025	66,528
March 31, 2026	67,491	March 31, 2026	87,678
March 31, 2027	26,498	March 31, 2027	38,431

Plumb Balanced Fund Class A Shares		Plumb Equity Fund Class A Shares
March 31, 2024	$5	March 31, 2024	$38
March 31, 2025	48	March 31, 2025	352
March 31, 2026	203	March 31, 2026	539
March 31, 2027	76	March 31, 2027	324

5.    INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$1,719,085	$—	$8,063,614	$9,657,795
Plumb Equity Fund	—	—	1,998,880	3,522,796

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor Shares	Institutional Shares	Class A Shares	Investor Shares	Institutional Shares	Class A Shares
National Financial Services LLC	32.18%	32.47%	25.47%	—	—	32.11%
Charles Schwab & Co, Inc.		59.42%	—	28.31%	82.34%	—
Thomas G. Plumb	—	—	71.44%	—	—	67.89%

7.    FEDERAL TAX INFORMATION

As of March 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$16,454,061	$8,082,606
Unrealized depreciation	(3,021,102)	(331,163)
Net unrealized appreciation on investments	13,432,959	7,751,443
Undistributed ordinary income	681,904	—
Other accumulated gain/(loss)	(1,568,618)	(1,643,450)
Total accumulated earnings	$12,546,245	$6,107,993

The tax cost of investments as of March 31, 2023 was $46,769,512 and $12,683,549 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The cost basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

During the fiscal year ended March 31, 2023, the Funds did not untilize any capital loss carryforwards. As of March 31, 2023, Plumb Balanced Fund had $1,568,618 and the Plumb Equity Fund had $1,643,450 available in capital loss carryforwards, respectively.

As of March 31, 2023, the Funds late year ordinary losses and did not defer, on a tax basis, any late year ordinary and post-October capital losses.

Plumb Funds

Notes to Financial Statements
September 30, 2023 (Unaudited) (Continued)

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2023 and 2022 was as follows:

	Plumb Balanced Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022
Distributions paid from:
Ordinary Income	$202,958	$181,894
Short-Term Capital Gains	—	1,274,929
Long-Term Capital Gains	4,181,517	8,254,791
Total Distributions Paid	$4,384,475	$9,711,614

	Plumb Equity Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022
Distributions paid from:
Ordinary Income	$—	$—
Short-Term Capital Gains	—	970,757
Long-Term Capital Gains	1,960,375	6,037,812
Total Distributions Paid	$1,960,375	$7,008,569

9.    SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

Plumb Funds

Additional Information (Unaudited)

1.    BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in the 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 12, 2023, the Board of Directors, including all of the Independent Directors (all of whom were present via videoconference pursuant to SEC Release No. 33817), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

●	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

●	a memorandum and related materials from the Funds’ management providing information regarding:

o	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

o	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and

o	the scope of investment management services provided by the Advisor;

●	the Advisory Agreement with the Advisor; and

●	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

Plumb Funds

Additional Information (Unaudited) (Continued)

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement and additional services provided by the Advisor that were not required under the Agreement. The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, administrative, and other support provided by the Advisor. The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, and provides office space, equipment, and certain information-technology services necessary for the operation of the Funds.

The Board determined that the significant experience of the Advisor and portfolio manager, including several decades in the investment management industry and managing mutual funds, made them well qualified to continue managing the Funds. The Board determined that, based on the information presented to it in the Board Materials at this meeting and during previous quarters throughout the past year, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.

The Board discussed the investment-related and other support available from the Advisor. The Advisor outlined initiatives at the Advisor and indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor if and as needed.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the performances of the Balanced Fund and Equity Fund over various periods, including the year-to-date, one-year, three-year, five-year, and ten-year periods. The Advisor discussed the performance of the Funds, noting that performance for the Balanced Fund had been challenging for the one-year period after many years of above-average performance. The Advisor said that the Investor Share class of the Balanced Fund had performed behind its benchmark for the one-year, three-year, five-year, and ten-year periods, and performed behind its Morningstar category average for the one-year and three-year periods while performing ahead of it for the five-year and ten-year periods. The Advisor said that the Investor Share class of the Equity Fund had performed behind both its benchmark and its Morningstar category average for the one-year, three-year, five-year, and ten-year periods.

The Board discussed the performance of the Equity Fund and the Balanced Fund over the periods measured. The Board considered the reason behind recent underperformance of the Funds, the adherence of the Advisor to its stated investment strategies, and opportunities for improvement going forward. After considering the performances of the Balanced Fund and the Equity Fund in this context, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

Plumb Funds

Additional Information (Unaudited) (Continued)

The fees and expenses charged by the Advisor

The Advisor reviewed the management fees and expense ratios for each Fund. The Advisor reviewed gross expense ratio information with respect to each class of each of the Funds, and said that after the waiver of certain fees and expenses relating to the Funds, the expense ratio for each fund was currently 1.19 percent for their Investor Shares and Class A Shares and 0.99 percent for their Institutional Shares. For the period ending August 1, 2024, the advisor said that the advisor was proposing a maximum of 1.19% for the Balanced Fund Institutional Shares and 1.44% for its Investor and Class A Shares. Expenses would be capped at 1.25% for the Equity Fund Institutional Shares and 1.50% for its Investor and Class A Shares. The Advisor remarked that the gross expense ratio for the Balanced Fund had remained relatively stable across classes relative to the prior fiscal year, while the gross expense ratio for the Equity Fund had risen somewhat as net assets declined.

The Advisor reviewed information regarding the median expense ratios of funds in the Morningstar comparison group for each Fund, which showed that the expense ratios for both Funds’ class of Investor Shares were higher than their respective Morningstar category average and the median for their comparison group. The Advisor indicated that it believed that the expense ratios of the Funds were reasonable as compared with other funds and fund complexes with less than $200 million in assets.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board in particular looked at the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive. The Board observed that the Advisor had made efforts in recent years to grow fund assets, including through the launch of multiple new share classes and additional marketing efforts associated with those launches, which it believed created the opportunity to grow Fund assets and thereby potentially reduce the expense ratios of the Funds.

The Advisor discussed other accounts advised by the Advisor, indicating that the Advisor does not provide similar services to any other registered investment company. The Advisor provided an overview of the Advisor’s standard investment advisory contract fee schedule for its separately managed account clients and the services provided to these Advisor clients. The Board considered the fees for these other accounts. The Advisor noted that separately managed account clients require different services and entail a different level of regulatory and compliance costs than does a registered investment company, so the standard fees for separately managed account clients and under the advisory contract with the Funds were not entirely analogous. Based on all factors it considered, the Board determined that the fees charged by the Advisor to the Funds were acceptable given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

Plumb Funds

Additional Information (Unaudited) (Continued)

Profits realized by the Advisor.

The Board considered the profitability of the Advisor. The Advisor indicated that the Advisor had operated at a modestly profitable level in 2022. The Advisor reviewed information regarding Advisor profits reinvested by the Advisor in an effort to sustain and grow Fund assets, including in the ongoing engagement of Cantor Fitzgerald and public relations firm SunStar Strategic. The Advisor said that it expected the Advisor would operate at a similar modestly profitable level for the current year. The Board determined that the profitability of the Advisor was reasonable.

The extent to which economies of scale will be realized as the Funds grow.

The Board considered whether economies of scale might be realized to the extent the Funds’ assets increase. The Board observed that although the gross expense ratios of each of the Funds had tended to decline in periods where the Funds had grown in assets, the Funds had not exhibited significant recent asset growth. The Board determined that although increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale and neither was likely to realize material economies of scale until assets under management in each Fund grew significantly, which it determined was unlikely in the near future. The Board considered “fall-out” benefits that the Advisor received from managing the Funds, including reputational enhancement as well as the ability to market audited investment capabilities to prospective clients of the Advisor. The Board determined that these benefits were consistent with those received in prior years and similar to benefits received by other Advisors to mutual funds.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

Plumb Funds

Additional Information (Unaudited) (Continued)

2.    QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% (which includes a 3.80% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2023, was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	0.00%

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI 53717
(608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive
Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date	11/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date	11/29/2023

By (Signature and Title)*	/s/ Alissa Schlimgen
Alissa Schlimgen, Chief Financial Officer (Principal Financial Officer)

Date	11/30/2023

*	Print the name and title of each signing officer under his or her signature.